UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Operating Activities
Net loss	$ (801)	$ (2,716)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Depreciation and amortization	29,453	23,989
Amortization of deferred finance cost, net	1,297	1,445
Amortization of dry dock and special survey costs	1,524	1,103
Changes in operating assets and liabilities:
(Increase)/decrease in prepaid expenses and other current assets	(1,579)	273
(Increase)/ decrease in accounts receivable	(995)	822
(Increase)/decrease in restricted cash	(855)	423
Decrease in other long term assets	449	437
Decrease in accounts payable	(452)	(208)
Decrease in accrued expenses	(2,013)	(4,438)
Payments for dry dock and special survey costs	0	(2,996)
(Decrease)/increase in due to related parties	(45,212)	25,506
Increase/(decrease) in deferred revenue	772	(23)
Decrease in other long term liabilities	(137)	(136)
Net cash (used in)/ provided by operating activities	(18,549)	43,481
Investing Activities
Acquisition of vessels	(76,183)	(10,482)
Deposits for vessel acquisition	(33,217)	(137,057)
Decrease in restricted cash	8,501	9,131
Net cash used in investing activities	(100,899)	(138,408)
Financing Activities
Loan proceeds, net of deferred finance costs	64,708	120,600
Loan repayment to related party	(35,000)	(5,000)
Loan repayments	(42,459)	(6,301)
Dividend paid	(6,635)	(4,884)
Payment to related party	(8,282)	0
Decrease/(increase) in restricted cash	668	(8,725)
Net proceeds from equity offering	211,402	0
Net cash provided by financing activities	184,402	95,690
Net increase in cash and cash equivalents	64,954	763
Cash and cash equivalents, beginning of year	42,846	41,300
Cash and cash equivalents, end of period	107,800	42,063
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	25,030	23,389
Non-cash investing and financing activities
Dividend payable	5,816	2,410
Acquisition of vessels	(3,197)	(677)
Deposits for vessel acqusition	(632)	(1,229)
Due to related party	3,829	1,906
Issuance of Series D Convertible Preferred Stock for vessel acquisition	6,000	0
Capitalized finance cost	$ 245	$ 496